Discontinued Operations - Summary of Discontinued Operations (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 50,000	$ 60,000	$ 84,000
Operating expenses	(107,000)	(302,000)	(427,000)
Gain on sale before taxes	0	4,665,000	0
Income before income taxes	157,000	5,027,000	511,000
Permanent tax benefit	0	2,126,000	0
Provision for income taxes	(60,000)	(1,931,000)	(196,000)
Income from discontinued operations	$ 97,000	$ 5,222,000	$ 315,000